Commitments and Contingencies (FY)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Commitments, Contingencies and Subsequent Events [Abstract]
Commitments, Contingencies and Subsequent Events
Note 8.  Commitments and Contingencies

Financial Condition and Liquidity
As described in Note 5 – Current Liabilities and Debt Obligations, we maintain a Credit Agreement with EnCap and a Purchase Agreement with RCA. The willingness of RCA to purchase our accounts receivable under the Purchase Agreement, and our ability to obtain additional financing, may be limited due to various factors, including the eligibility of our receivables, the status of our business, global credit market conditions, and perceptions of our business or industry by EnCap, RCA, or other potential sources of financing. If we are unable to maintain the Purchase Agreement, we would need to obtain additional credit to fund our future operations. If credit is available in that event, lenders may impose more restrictive terms and higher interest rates that may reduce our borrowing capacity, increase our costs, or reduce our operating flexibility. The failure to maintain, extend, renew or replace the Purchase Agreement with a comparable arrangement or arrangements that provide similar amounts of liquidity for the Company would have a material negative impact on our overall liquidity, financial and operating results.

While a variety of factors related to sources and uses of cash, such as timeliness of accounts receivable collections, vendor credit terms, or significant collateral requirements, ultimately impact our liquidity, such factors may or may not have a direct impact on our liquidity, based on how the transactions associated with such circumstances impact the availability under our credit arrangements. For example, a contractual requirement to post collateral for a duration of several months, depending on the materiality of the amount, could have an immediate negative effect on our liquidity, as such a circumstance would utilize cash resources without a near-term cash inflow back to us. Likewise, the release of such collateral could have a corresponding positive effect on our liquidity, as it would represent an addition to our cash resources without any corresponding near-term cash outflow. Similarly, a slow-down of payments from a customer, group of customers or government payment office would not have an immediate and direct effect on our availability unless the slowdown was material in amount and over an extended period of time. Any of these examples would have an impact on our cash resources, our financing arrangements, and therefore our liquidity: The Credit Agreement currently matures in January 2021, but we may extend the maturity to January 2022 at our election in accordance with the Fifth Amendment. Our ability to renew or refinance the Credit Agreement after January 2022 or to enter into a new credit facility to replace or supplement the Credit Agreement may be limited due to various factors, including the status of our business, global credit market conditions, and perceptions of our business or industry by sources of financing. In addition, if credit is available, lenders may seek more restrictive covenants and higher interest rates that may reduce our borrowing capacity, increase our costs, or reduce our operating flexibility. The failure to extend, renew or replace the Credit Agreement beyond the current or ultimate maturity date of January 2022 (assuming we exercise all options to extend as provided by the Fifth Amendment) with a comparable credit facility that provides similar amounts of liquidity for the Company would have a material negative impact on our overall liquidity, financial and operating results.

Management may determine that, in order to reduce capital and liquidity requirements, planned spending on capital projects and indirect expense growth may be curtailed, subject to growth in operating results. Additionally, management may seek to put in place a credit facility with a commercial bank, although no assurance can be given that such a facility could be put in place under terms acceptable to the Company. Should management determine that additional capital is required, management would likely look first to the sources of funding discussed above to meet any requirements or may seek to raise additional capital by selling equity, although no assurances can be given that these investors would be able to invest or that the Company and the investors would agree upon terms for such investments.

Our working capital was $(12.8) million and $2.9 million as of June 30, 2020 and December 31, 2019, respectively. Our current working capital deficit is due to the classification of the EnCap Credit Agreement as a current liability as discussed in Note 5 to the financial statements, although the Fifth Amendment to the Credit Agreement provides us the option to extend the maturity of the agreement. We intend to consider exercising the option at the appropriate time.  Although no assurances can be given, we expect that our financing arrangements with EnCap and RCA, collectively, and funds generated from operations are sufficient to maintain the liquidity we require to meet our operating, investing and financing needs for the next 12 months.

Legal Proceedings

Hamot et al. v. Telos Corporation
As previously disclosed in Note 13 of the Consolidated Financial Statements contained in our Annual Report on Form 10-K for the year ended December 31, 2019, beginning on August 2, 2007, Messrs. Seth W. Hamot (“Hamot”) and Andrew R. Siegel (“Siegel”), principals of Costa Brava Partnership III, L.P. (“Costa Brava”), were involved in litigation against the Company as Plaintiffs and Counter-defendants in the Circuit Court for Baltimore City, Maryland (the “Circuit Court”). Mr. Siegel is a Class D Director of the Company and Mr. Hamot was a Class D Director of the Company until his resignation on March 9, 2018. The Plaintiffs initially alleged that certain documents and records had not been provided to them promptly and were necessary to fulfill their duties as directors of the Company. Subsequently, Hamot and Siegel further alleged that the Company had failed to follow certain provisions concerning the noticing of Board committee meetings and the recording of Board meeting minutes and, additionally, that Mr. John Wood’s service as both CEO and Chairman of the Board was improper and impermissible under the Company’s Bylaws. On April 23, 2008, the Company filed a counterclaim against Hamot and Siegel for money damages and preliminary and injunctive relief based upon Hamot and Siegel’s interference with, and improper influence of, the Company’s independent auditors regarding, among other things, a specific accounting treatment.  On June 27, 2008, the Circuit Court granted the Company’s motion for preliminary injunction and enjoined Hamot and Siegel from contacting the Company’s auditors until the completion of the Company’s Form 10-K for the preceding year, which injunction later expired by its own terms. As previously disclosed, trial on Hamot and Siegel’s claims and the Company’s counterclaims took place in July through September 2013, and the Court subsequently issued decisions on the various claims by way of memorandum opinions and orders dated September 11, 2017. The Company’s subsequent appeal of the amount of damages awarded to it for Hamot and Siegel’s intentional interference with the relationships with its former auditor was ultimately dismissed by way of the Mandate issued by the Court of Appeals of Maryland on October 11, 2019.

Hamot (and later, his Estate) and Siegel at various times in this litigation have sought to be indemnified or to be awarded advancement of various attorney’s fees and expenses incurred by them in this litigation.  No claim for indemnification is pending as of the reporting date.

There have been no material developments in connection with this litigation during the three months ended June 30, 2020.

At this stage of the litigation, it is impossible to reasonably determine the degree of probability related to the Company’s success in relation to any possible further claim by Hamot’s Estate and Siegel for indemnification for certain attorney’s fees and expenses incurred in this litigation. The Company intends to vigorously defend the matter and oppose any claim for indemnification were it to be pursued.

Other Litigation
In addition, the Company is a party to litigation arising in the ordinary course of business.  In the opinion of management, while the results of such litigation cannot be predicted with any reasonable degree of certainty, the final outcome of such known matters will not, based upon all available information, have a material adverse effect on the Company's condensed consolidated financial position, results of operations or cash flows.

Note 13.  Commitments, Contingencies and Subsequent Events

Financial Condition and Liquidity
As described in Note 6 – Current Liabilities and Debt Obligations, we maintain a Credit Agreement with EnCap and a Purchase Agreement with RCA. The willingness of RCA to purchase our accounts receivable under the Purchase Agreement, and our ability to obtain additional financing, may be limited due to various factors, including the eligibility of our receivables, the status of our business, global credit market conditions, and perceptions of our business or industry by EnCap, RCA, or other potential sources of financing. If we are unable to maintain the Purchase Agreement, we would need to obtain additional credit to fund our future operations. If credit is available in that event, lenders may impose more restrictive terms and higher interest rates that may reduce our borrowing capacity, increase our costs, or reduce our operating flexibility. The failure to maintain, extend, renew or replace the Purchase Agreement with a comparable arrangement or arrangements that provide similar amounts of liquidity for the Company would have a material negative impact on our overall liquidity, financial and operating results.

While a variety of factors related to sources and uses of cash, such as timeliness of accounts receivable collections, vendor credit terms, or significant collateral requirements, ultimately impact our liquidity, such factors may or may not have a direct impact on our liquidity, based on how the transactions associated with such circumstances impact our availability under our credit arrangements. For example, a contractual requirement to post collateral for a duration of several months, depending on the materiality of the amount, could have an immediate negative effect on our liquidity, as such a circumstance would utilize cash resources without a near-term cash inflow back to us. Likewise, the release of such collateral could have a corresponding positive effect on our liquidity, as it would represent an addition to our cash resources without any corresponding near-term cash outflow. Similarly, a slow-down of payments from a customer, group of customers or government payment office would not have an immediate and direct effect on our availability unless the slowdown was material in amount and over an extended period of time. Any of these examples would have an impact on our cash resources, our financing arrangements, and therefore our liquidity.

Management may determine that, in order to reduce capital and liquidity requirements, planned spending on capital projects and indirect expense growth may be curtailed, subject to growth in operating results. Additionally, management may seek to put in place a credit facility with a commercial bank, although no assurance can be given that such a facility could be put in place under terms acceptable to the Company. Should management determine that additional capital is required, management would likely look first to the sources of funding discussed above to meet any requirements, although no assurances can be given that these investors would be able to invest or that the Company and the investors would agree upon terms for such investments.

Our working capital was $2.9 million and $2.1 million as of December 31, 2019 and 2018, respectively. Although no assurances can be given, we expect that our financing arrangements with EnCap and RCA, collectively, and funds generated from operations are sufficient to maintain the liquidity we require to meet our operating, investing and financing needs for the next 12 months.

Legal Proceedings

Costa Brava Partnership III, L.P. and Wynnefield Partners Small Cap Value, L.P. v. Telos Corporation, et al.

As previously reported, on October 17, 2005, Costa Brava Partnership III, L.P. (“Costa Brava”), a holder of Public Preferred Stock, instituted litigation against the Company and certain past and present directors and officers (the “Telos Defendants”) in the Circuit Court for Baltimore City, Maryland (the “Circuit Court”). A second holder of the Company’s Public Preferred Stock, Wynnefield Partners Small Cap Value, L.P. (“Wynnefield”), subsequently intervened as a co-Plaintiff (Costa Brava and Wynnefield are hereinafter referred to as “Plaintiffs”). On February 27, 2007, Plaintiffs added, as an additional defendant, Mr. John R. C. Porter, a holder of the Company’s Class A Common Stock.

In the litigation, Plaintiffs alleged, among other things, that the Company and its officers and directors engaged in tactics to avoid paying dividends on the Public Preferred Stock, that the Company made improper bonus payments or awards to officers and directors, that certain former and present officers and directors breached legal duties or the standard of care that they owed the Company, that the Company improperly paid consulting fees to and engaged in loan transactions with Mr. Porter, that the Company failed to improve on the Company’s purported insolvency, that the Company failed to redeem the Public Preferred Stock as allegedly required by the Company’s charter, and that Mr. Porter engaged in actions constituting shareholder oppression.

On December 22, 2005, the Company’s Board of Directors established a special litigation committee (“Special Litigation Committee”), composed of certain independent directors, to review and evaluate the matters raised in the litigation.

On August 30, 2006, Plaintiffs filed a motion with the Circuit Court to place the Company into a receivership following the resignations of six of the nine members of the Board of Directors on August 16, 2006.  Within a week of the resignations, three new independent board members were added and two more new members were added in October 2006. Thus, the board and all board committees, including the Special Litigation Committee, were fully reconstituted.  In an opinion dated November 29, 2006 the Circuit Court denied the motion for receivership.  The Circuit Court concluded that the Plaintiffs’ holdings in the Public Preferred Stock represented a minority equity interest (and not debt or a fixed liability), and that their equity interests did not provide a guarantee to payment of dividends or redemption of their shares.  The Circuit Court further concluded that the Plaintiffs’ alleged expectations to a status as debtors of the Company or to rights to current dividends were not objectively reasonable, and that the Plaintiffs in fact had not been denied any rights as defined by the proxy statement and prospectus forming the terms of the Public Preferred Stock.

On July 20, 2007, the Special Litigation Committee, in its final report, concluded that the available evidence did not support Plaintiffs’ derivative claims and that it was not in the best interests of the Company to pursue such claims in the litigation. On August 24, 2007, the Company moved to dismiss Plaintiffs’ derivative claims based upon the report and to dismiss all remaining claims for failure to state a claim. Following an evidentiary hearing, the Circuit Court on January 7, 2008 dismissed all derivative claims based upon the recommendation of the Special Litigation Committee.

On February 12, 2008, the Plaintiffs filed a Third Amended Complaint that included both new counts and previously dismissed counts. The new counts included a breach of contract claim (Count VIII), and claims for preliminary and permanent injunctions against the Company (Count IX) and for an accounting (Count X).  Count VIII alleged there was a contractual obligation to pay paid-in-kind (or PIK) dividends and the Company’s reversal of position in 2006 to not pay PIK dividends was a breach of contract.  The Company moved to dismiss or strike the Third Amended Complaint and, on April 15, 2008, the Circuit Court issued an order dismissing with prejudice all counts in the Third Amended Complaint that were not previously disposed of by motion or stipulation. Regarding Count VIII, the Circuit Court stated that “neither the Registration Statements, nor the company charter and Articles of Amendment and Restatement can be read to give rise to a contractual obligation to pay PIK dividends” and that “the law is clear that a corporate board may revoke stock dividends, even if they have already been declared, up until the time they are issued.”  On December 2, 2008, the Company filed a motion for voluntary dismissal without prejudice of its counterclaim against Plaintiffs (for their interference with the Company’s relationship with the Company’s then senior lender, Wells Fargo). The Circuit Court granted that motion, over Plaintiffs’ opposition, on January 23, 2009.

On February 23, 2009, the Plaintiffs filed a notice of appeal.  In its brief, the Plaintiffs appealed the dismissal of their derivative claims and the shareholder oppression claim against Mr. Porter.  The appeal did not include any challenge to the dismissal of other counts, including Count VIII regarding the alleged contractual obligation to pay PIK dividends.  On September 7, 2012, the Court of Special Appeals of Maryland ruled that the Circuit Court applied an incorrect standard of review to evaluate the conclusions of the Special Litigation Committee.  The Court of Special Appeals held that the Circuit Court’s dismissal of a shareholder oppression claim (asserted against Mr. Porter) raised an issue of first impression under Maryland law and required further briefing in the Circuit Court.  The Court of Special Appeals vacated the decision of the Circuit Court that had been appealed, and remanded the case for further consideration and proceedings.

On October 24, 2012, the Company filed a Petition for Writ of Certiorari in the Court of Appeals of Maryland, which was denied on January 22, 2013.

On remand, the Defendants (excluding Mr. Porter) filed a Motion to Dismiss the derivative claims under the standard of review dictated by the opinion of the Court of Special Appeals as a result of the findings of the Special Litigation Committee in its final report of July 20, 2007 (“Defendants’ Motion to Dismiss”).  Following full briefing by the parties, a hearing on the Defendants’ Motion to Dismiss was held on April 24, 2014 and the matter was taken under advisement by the Court.

On September 17, 2013, the Plaintiffs filed a request for an entry of an order for default as to Mr. Porter, which was denied by the Circuit Court on November 8, 2013.  Mr. Porter ultimately filed a motion to dismiss the claim against him on May 13, 2014, raising multiple grounds (“Mr. Porter’s Motion to Dismiss”).

On January 31, 2018, certain former and current officers and directors filed a Motion to Reconsider the Court’s Orders Denying Motions to Dismiss for Lack of Personal Jurisdiction (“Motion to Reconsider”) with the Circuit Court.  The Court had previously denied the Motions to Dismiss for Lack of Personal Jurisdiction on March 30, 2006.  The Motion to Reconsider was precipitated by and based upon a newly decided Maryland appellate decision related to personal jurisdiction over directors of a Maryland corporation.  Following full briefing by the parties, a hearing was held on December 19, 2018 on the Motion to Reconsider and on Mr. Porter’s Motion to Dismiss, and the matters were taken under advisement by the Court.

On December 18, 2019, the Circuit Court filed three (3) Memorandum Opinions and entered four (4) Orders addressing all of the pending motions and open claims in the litigation and closing the case.  First, the Circuit Court granted the Motion to Reconsider the Circuit Court’s March 30, 2006 order denying the Motions to Dismiss for Lack of Personal Jurisdiction filed by a number of the past and present directors and officers.  The Circuit Court determined that the intervening appellate decision was binding legal precedent on a pertinent legal issue, and concluded that the Court lacked personal jurisdiction over the moving defendants. The Circuit Court entered an order dismissing the derivative claims against these defendants for lack of personal jurisdiction.

Second, the Circuit Court granted the Defendants’ Motions to Dismiss the derivative claims.  The Defendants’ Motion to Dismiss relied on the conclusions in the final report of the Special Litigation Committee (SLC) that the derivative claims lacked merit and that it was not in the best interests of the Company to pursue them.  The Circuit Court found, among other things, that the Telos Defendants had sustained their burden of proof to show that (i) the SLC was independent, (ii) the legal counsel for the SLC was independent, (iii) the SLC acted in good faith in conducting its investigation and reaching its conclusions, and (iv) the SLC conducted a reasonable investigation with factually supported conclusions. The Circuit Court also determined that the procedural mechanism the Telos Defendants had utilized to present the issue to the Circuit Court — proceedings under Maryland Rule 2-502 — was an appropriate procedural vehicle to use for this issue.  The Circuit Court entered an order granting the Defendants’ Motion to Dismiss and ordering the dismissal of the derivative claims on the merits.

Third, the Circuit Court granted Mr. Porter’s Motion to Dismiss based on a lack of minimum contacts with the State of Maryland, and entered an order dismissing the claim for shareholder oppression against Mr. Porter for lack of jurisdiction.

Finally, the Circuit Court entered a separate order concluding that all claims in the Third Amended Complaint had been dismissed by various orders of the Court dated June 6, 2007, January 7, 2008, April 15, 2008, and December 18, 2019, and further ordering the Clerk of the Court to close the case with costs to be paid by Plaintiffs.

Costa Brava noted an appeal to the Court of Special Appeals of Maryland on January 17, 2020 from the Circuit Court’s final judgment which remains pending. Co-plaintiff Wynnefield elected not to note or pursue an appeal.

As of December 31, 2019, Costa Brava and Wynnefield, directly and through affiliated funds, own 12.7% and 17.4%, respectively, of the outstanding Public Preferred Stock.

At this stage of the litigation, it is impossible to reasonably determine the degree of probability related to Plaintiff Costa Brava’s success in relation to any of the assertions it will make on the pending appeal. Although there can be no assurance as to the ultimate outcome of the case, the Company and its present and former officers and directors strenuously deny Plaintiff Costa Brava’s allegations and continue to vigorously defend the matter and oppose all relief sought by Costa Brava.

Hamot et al. v. Telos Corporation

As previously reported, on August 2, 2007, Messrs. Seth W. Hamot (“Hamot”) and Andrew R. Siegel (“Siegel”), principals of Costa Brava Partnership III, L.P. (“Costa Brava”), instituted litigation against the Company as Plaintiffs in the Circuit Court for Baltimore City, Maryland (the “Circuit Court”).  Mr. Siegel is a Class D Director of the Company and Mr. Hamot was a Class D Director of the Company until his resignation on March 9, 2018.  The Plaintiffs initially alleged that certain documents and records had not been provided to them promptly and were necessary to fulfill their duties as directors of the Company.  Subsequently, Hamot and Siegel further alleged that the Company had failed to follow certain provisions concerning the noticing of Board committee meetings and the recording of Board meeting minutes and, additionally, that Mr. Wood’s service as both CEO and Chairman of the Board was improper and impermissible under the Company’s Bylaws.
By way of preliminary injunctions entered on August 28, 2007 and September 24, 2007, the Circuit Court ordered that Hamot and Siegel are entitled to responses and documents, within certain time frames established by the Court, in response to reasonable requests for information pertinent and necessary to perform their duties as members of the Board, but in light of the Costa Brava shareholder litigation, the Company is entitled to designate certain documents as “confidential” or “highly confidential” and to withhold certain documents from the Plaintiffs based upon the attorney work product doctrine or attorney-client privilege.

On April 23, 2008, the Company filed a counterclaim against Hamot and Siegel for money damages and preliminary and injunctive relief based upon Hamot and Siegel’s interference with, and improper influence of, the Company’s independent auditors regarding, among other things, a specific accounting treatment.  On June 27, 2008, the Circuit Court granted the Company’s motion for preliminary injunction and enjoined Hamot and Siegel from contacting the Company’s auditors until the completion of the Company’s Form 10-K for the preceding year.  This preliminary injunction expired by its own terms and an appeal by Hamot and Siegel from that preliminary injunction order later was held to be moot by the Court of Special Appeals of Maryland.

Trial on both the Plaintiffs’ books and records claims and the Company’s counterclaims related to auditor interference commenced on July 5, 2013, and continued on several days in July 2013. The evidentiary portion of the trial concluded on August 1, 2013, and post-trial briefing concluded on September 16, 2013.

On September 11, 2017, the Circuit Court docketed two decisions in this matter.  First, with respect to the Plaintiffs’ complaint related to access to books and records of the Company, the Circuit Court declined to grant permanent injunctive relief to the Plaintiffs but, instead, issued a declaratory order setting forth the pertinent standards the parties should follow as it relates to the Plaintiffs’ right to books and records.  The Circuit Court found that the Plaintiffs have the right as directors to inspect and copy the records of the Company, subject to the Company’s right to determine that the materials requested were not reasonably related to the scope of their duties as directors or that their use of the materials may violate the duties they owe to the Company.  The Circuit Court also determined that the scope of the inspection may also be limited if Telos establishes that the request creates an undue burden or expense.

Second, with respect to the third amended counterclaim, the Circuit Court entered judgment in favor of the Company and against Hamot and Siegel on the counterclaim for tortious interference with the Company’s contractual relationship with its former auditors, Reznick Group (“Reznick”) (Count Two) and awarded damages against Hamot and Siegel in the amount of $278,923. The Circuit Court found that Hamot and Siegel’s threat of litigation against Reznick was the precipitating cause of Reznick’s resignation.  In addition, the Circuit Court determined that the threats of litigation were made for an improper purpose – to influence the accounting treatment that Reznick would use on the Company’s financial statements, specifically as it relates to the 12% Exchangeable Redeemable Preferred Shares – and the resignation was a foreseeable consequence of Hamot and Siegel’s interference.

The Circuit Court also entered judgment for Hamot and Siegel on the Company’s claims for interference with its relationship with its former auditor, Goodman and Company, LLP (“Goodman”) and on the Company’s claim seeking declaratory relief in connection with Plaintiffs’ claims for indemnification of attorney’s fees and costs in connection with the litigation.  The Circuit Court determined that the resignation of Goodman as the Company’s auditor occurred upon the Plaintiffs’ election in 2007 to the Company’s board of directors, which the Circuit Court found itself was not independently wrongful and was the precipitating cause of the resignation, and not primarily due to the litigation against Goodman maintained by Costa Brava.  The Circuit Court also entered judgment for Hamot and Siegel on the alternative claims for interference with the business relationships with Goodman and Reznick (Counts Three and Four), finding that it was not necessary to decide issues of liability under these claims since it determined that contracts with each of the audit firms existed.

On September 27, 2017, the Company filed a Motion under Maryland Rule 2-535 to reconsider or revise two specific aspects of the Circuit Court’s judgment on Count Two of the third amended counterclaim: (1) to correct the amount of damages awarded on Count Two for audit expenses incurred for the audit year 2007, and (2) to amend or modify the order with respect to Count Five (the declaratory relief claim related to indemnification) to dismiss the claims instead of entering judgment in favor of Hamot and Siegel on it. A hearing on the motion was held on October 11, 2017.  At the conclusion of the hearing, the Circuit Court denied the Company’s motion as to the damages awarded on Count Two, and granted the Company’s motion on the issue related to Count Five and entered a new order accordingly.

The Company filed a notice with the Circuit Court appealing the judgment to the Court of Special Appeals of Maryland on October 11, 2017, and on October 17, 2017, Hamot and Siegel filed a notice of a cross-appeal, which they later withdrew.

On or about July 6, 2018, the attorneys representing Mr. Hamot filed a Notice of Substitution of Party in the Circuit Court and the Court of Special Appeals, providing notice that Mr. Steven Tannenbaum was appointed and qualified as the Special Personal Representative of the Estate of Seth Hamot to represent the estate in the litigation.

Oral argument on the appeal in the Court of Special Appeals on issues related to the damages awarded to the Company and against Messrs. Hamot and Siegel on its Counterclaim for interference with one of its prior auditor relationships was held on October 3, 2018. On November 28, 2018, the Court of Special Appeals issued an unpublished opinion affirming the judgment of the Circuit Court on the issues related to damages.  On January 25, 2019, Telos filed a Petition for Writ of Certiorari with Court of Appeals of Maryland seeking review in that Court of issues related to the damage award, and on March 29, 2019, the Petition for Writ of Certiorari was granted. Following oral argument, the Court of Appeals issued a per curiam order on September 13, 2019 dismissing the appeal and entered its Mandate on October 11, 2019.

Hamot and Siegel at various times in this litigation have sought to be indemnified or to be awarded advancement of various attorney’s fees and expenses incurred by them in this litigation.  On April 12, 2010, the Plaintiffs filed a motion for the advancement of legal fees and expenses incurred in defense of the Company’s counterclaim and/or its motion for injunctive relief on which the Company was successful.  On November 3, 2011, the Circuit Court denied the Plaintiffs’ motion.  On May 21, 2012, the Circuit Court denied Plaintiffs’ motion for reconsideration of these decisions.

Subsequently, on October 19, 2017, Hamot and Siegel submitted a letter to the Company, pursuant to Section 2-418 of the Maryland General Corporation Law, demanding that the Company advance and/or indemnify them for legal fees and expenses purportedly totaling $1,550,000 and incurred in pursuit of their books and records claim and in defense of the Company’s counterclaims for auditor interference, and ongoing expenses in the litigation. The Board addressed Hamot and Siegel’s demand for indemnification and/or advancement at its regularly scheduled meeting on November 13, 2017.  The Board, by a vote of all members present for this portion of the meeting, and for a number of reasons, determined that the Company will not provide indemnification or advancement to Hamot and Siegel in response to their demand.

On November 20, 2017, Hamot and Siegel filed a Motion for Advancement and Indemnification of Legal Fees and Expenses and Request for Hearing in the Circuit Court.  Hamot and Siegel alleged that they incurred approximately $1,450,000 of legal fees and expenses in relation to the counterclaim proceedings and approximately $100,000 of legal fees and expenses incurred in relation to their affirmative claims in the Third Amended Complaint. Hamot and Siegel claimed that, since the Circuit Court ruled in their favor in Counts One and Three (related to Goodman), they were entitled to the $750,000 for legal fees and expenses incurred in defending those counts, plus legal fees and expenses incurred in the appeal.  In addition, Hamot and Siegel claimed that they were entitled to approximately $660,000 (91% of the legal fees and expenses incurred in defending Counts Two and Four (related to Reznick)) plus the legal fees and expenses incurred in the appeal from the Circuit Court’s judgment. Lastly, Hamot and Siegel claimed that, since they allegedly received a successful ruling on their Third Amended Complaint, they were entitled to approximately $100,000 for legal fees and expenses incurred on this issue. The Company filed an opposition to Hamot and Siegel’s Motion, raising a number of reasons why the relief requested by Hamot and Siegel should not be granted. A hearing on this motion and the Company’s opposition was held on February 28, 2018.

On June 27, 2018, the Circuit Court issued a decision on Hamot and Siegel’s Motion for Advancement and Indemnification of Legal Fees and Expenses.  The Court, inter alia: (i) denied Hamot and Siegel’s request for indemnification as premature, given the pendency of the Company's then-appeal and Hamot and Siegel’s then-cross-appeal (subsequently withdrawn) from the judgment rendered against them after the trial on the merits; (ii) concluded that the evidence established a nexus between the claims against Hamot and Siegel in the Counterclaim and their service as directors; (iii) determined that indemnification was not available to Hamot and Siegel as a matter of law in connection with their right to inspect claim in their Third Amended Complaint; (iv) determined that Hamot and Siegel were not entitled to advancement of expenses incurred between May 21, 2012 and November 20, 2017, because this request seeks "reimbursement for fees relating to a proceeding that has concluded, and concluded with a ruling that definitively resolves the claims, at least at this juncture", and further determined that "[a]ccepting the extremely low good faith standard and providing advancement would require the court to ignore the findings that the court has made on the very claims that gave rise to the expenses that are the basis of the request"; and (v) determined that Hamot and Siegel were entitled to advancement of expenses related to the appeal of the Counterclaim, pending completion of the appellate proceedings, explaining that the "fact that this court found against Hamot and Siegel on the merits does not compel the conclusion that they could not entertain a good faith belief in the merits of their appeal" and that they met the low bar for showing their good faith belief that they will be successful on the issues related to the counterclaim on appeal.

On September 21, 2018, Hamot and Siegel filed in the Circuit Court a Motion for Entry of Money Judgment of Advancement Fees and Expenses, or, in the Alternative, for Order that Telos Corporation Show Cause Why Telos Corporation Should Not be Held in Contempt for Failing to Comply with this Court’s June 27, 2018 Order Directing Telos Corporation to Pay Advancement Fees and Expenses (Motion for Entry of Monetary Judgment), the Company filed an opposition to the motion, and a hearing was held on the Plaintiffs’ Motion for Entry of Monetary Judgment on November 21, 2018.  Effective on January 4, 2019, the parties entered into a partial settlement agreement with respect to certain issues related to Plaintiffs’ claim for advancement of fees and expenses on the appeal and certain other matters, and subsequently the Circuit Court issued an order on January 9, 2019 determining that the Motion for Entry of Monetary Judgment was moot. In connection with the partial settlement agreement, the Company provided advancement of a negotiated and compromised amount of expenses incurred by Hamot and Siegel in connection with the Company’s appeal of the damages awarded for auditor interference.

At this stage of the litigation, it is impossible to reasonably determine the degree of probability related to the Company’s success in relation to any possible further claim by Hamot and Siegel for indemnification for certain attorney’s fees and expenses incurred in this litigation. No claim for indemnification is pending as of the reporting date.  The Company intends to vigorously defend the matter and oppose any claim for indemnification if it is pursued.

Other Litigation

In addition, the Company is a party to litigation arising in the ordinary course of business.  In the opinion of management, while the results of such litigation cannot be predicted with any reasonable degree of certainty, the final outcome of such known matters will not, based upon all available information, have a material adverse effect on the Company's consolidated financial position, results of operations or cash flows.

Subsequent Events

Enlightenment Capital Credit Agreement
On March 26, 2020, the Credit Agreement was amended (the “Fifth Amendment”) to modify the financial covenants for 2020 through the maturity of the Credit Agreement to establish that the covenants will remain at the December 31, 2019 levels and to update the previously agreed-upon definition of certain financial covenants, specifically the amount of Capital Expenditures to be included in the measurement of the covenants.  The Fifth Amendment also provides for the right for the Company to elect to extend the maturity date of the Credit Agreement which is currently scheduled to mature on January 15, 2021. The Fifth Amendment provides for four quarterly maturity date extensions, which would increase the Exit Fee payable under the Credit Agreement by $250,000 for each quarterly maturity date extension elected, for a total of $1 million increase to the Exit Fee were all four of the maturity date extensions to be elected.  The Company paid EnCap an amendment fee of $100,000 and out-of-pocket costs and expenses in consideration for the Fifth Amendment.

COVID-19 Pandemic
In December 2019, an outbreak of the COVID-19 virus was reported in Wuhan, China.  On March 11, 2020, the World Health Organization declared the COVID-19 virus a global pandemic and on March 13, 2020, President Donald J. Trump declared the virus a national emergency. This highly contagious disease has spread to most of the countries in the world and throughout the United States, creating a serious impact on customers, workforces, and suppliers, disrupting economies and financial markets, and potentially leading to a world-wide economic downturn.

The full impact of the COVID-19 outbreak continues to evolve as of the date of this report. As such, it is uncertain as to the full magnitude that the pandemic will have on the Company’s financial condition, liquidity, and future results of operations.

The Company is dependent on its workforce to deliver its solutions. Developments such as social distancing and stay-at-home orders from various jurisdictions may impact the Company’s ability to deploy its workforce effectively. While expected to be temporary, prolonged workforce disruptions could negatively impact sales in fiscal year 2020 and the Company’s overall liquidity. As of the date of this report, the Company’s suppliers and subcontractors have not notified the Company of inability to meet expected orders or of decreased production capacity.

Management is actively monitoring the global situation on its financial condition, liquidity, operations, suppliers, industry, and workforce. Given the daily evolution of the COVID-19 outbreak and the global responses to curb its spread, the Company is not able to estimate any adverse effects of the COVID-19 outbreak on its results of operations, financial condition, or liquidity for fiscal year 2020.